Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Pension Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations	$ 348,526
Fair value of plan assets	(379,740)
Surplus deficit in plan	(31,214)
Present value of unfunded obligations	1,109
(Pension benefits) accrued benefit liabilities	(30,105)
Pension Plans US [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations	72,906
Fair value of plan assets	(54,979)
Surplus deficit in plan	17,927
Present value of unfunded obligations
(Pension benefits) accrued benefit liabilities	17,927
Pension Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations	421,432
Fair value of plan assets	(434,719)
Surplus deficit in plan	(13,287)
Present value of unfunded obligations	1,109
(Pension benefits) accrued benefit liabilities	(12,178)
Other Post-employment Benefit Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus deficit in plan
Present value of unfunded obligations	22,429
(Pension benefits) accrued benefit liabilities	22,429
Other Post-employment Benefit Plans US [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus deficit in plan
Present value of unfunded obligations	4,865
(Pension benefits) accrued benefit liabilities	4,865
Other Post-employment Benefit Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus deficit in plan
Present value of unfunded obligations	27,294
(Pension benefits) accrued benefit liabilities	$ 27,294
Pension Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations		$ 375,222
Fair value of plan assets		(354,385)
Surplus deficit in plan		20,837
Present value of unfunded obligations		1,233
(Pension benefits) accrued benefit liabilities		22,070
Pension Plans US [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Present value of unfunded obligations
(Pension benefits) accrued benefit liabilities
Pension Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations		375,222
Fair value of plan assets		(354,385)
Surplus deficit in plan		20,837
Present value of unfunded obligations		1,233
(Pension benefits) accrued benefit liabilities		22,070
Other Post-employment Benefit Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus deficit in plan
Present value of unfunded obligations		21,403
(Pension benefits) accrued benefit liabilities		21,403
Other Post-employment Benefit Plans US [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus deficit in plan
Present value of unfunded obligations		4,511
(Pension benefits) accrued benefit liabilities		4,511
Other Post-employment Benefit Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus deficit in plan
Present value of unfunded obligations		25,914
(Pension benefits) accrued benefit liabilities		$ 25,914